UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar or Quarter Ended:	March 31, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:	        Earl M. Foster Associates
Address:	7241 S.W. 168 Street
		Suite C
		Miami, FL  33157

Form 13F File Number:	28-12428

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Earl M. Foster
Title:		President
Phone:		305-232-4000
Signature, Place and Date of Signing:
Earl M. Foster, Miami, FL, 5/09/07

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this Reporting manger are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this Report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the Holdings for this reporting manager are reported in this Report and a portion are reported by other reporting
Manager(s).)

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 47
Form 13F Information Table Value Total: 85,929 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE

FORM 13F NAME OF REPORTING MGR - EARL M. FOSTER ASSOCIATES


COL. 1                         COL. 2        COL. 3      COL. 4     COL. 5                   COL. 6  COL. 7 COL. 8
NAME OF ISSUER                 CLASS         CUSIP      MKT.VALUE   SHARES   SH/PRN PUT/CALL INVSTMT OTHER  VOT.
                                                          (x$1,000)                          DSCRETN MGRS.  AUTH.
AMBAC FINANCIAL GROUP INC.     com           023139108   1,612,037  18,660    sh              sole          sole
AMERICAN TELEPHONE & TELEGRAPH com           00206r102   2,193,057  55,619    sh              sole          sole
AMGEN INC COM                  com           031162100   3,093,796  55,365    sh              sole          sole
BANK OF AMERICA                com           060505104   3,328,290  65,235    sh              sole          sole
CARNIVAL CORP CL A             paired ctf    143658300   1,514,047  32,310    sh              sole          sole
CHEVRON TEXACO                 com           166764100   2,815,583  38,069    sh              sole          sole
CISCO SYS INC COM              com           17275R102   2,102,268  82,345    sh              sole          sole
COLGATE PALMOLIVE              com           194162103     390,721   5,850    sh              sole          sole
COVENTRY HEALTH                com           222862104   3,136,558  55,960    sh              sole          sole
CVS CORP                       com           126650100   2,937,952  86,056    sh              sole          sole
DUPONT E I DE NEMOURS          com           263534109   1,946,059  39,370    sh              sole          sole
EMERSON ELECTRIC               com           291011104   2,163,463  50,208    sh              sole          sole
EXXON MOBIL                    com           30231g102     739,414   9,800    sh              sole          sole
FORD MOTOR                     com           345370860     139,259  17,650    sh              sole          sole
GENERAL ELECTRIC               com           369604103   4,756,859 134,527    sh              sole          sole
GENERAL MTRS CORP COM          com           370442105     306,400  10,000    sh              sole          sole
GOLDMAN SACHS GROUP            com           38141G104     251,675   1,218    sh              sole          sole
HCC INSURANCE HOLDINGS INC.    com           404132102   2,017,554  65,505    sh              sole          sole
INT'L BUSINESS MACHINES CORP   com           459200101   2,946,212  31,256    sh              sole          sole
INTEL CORP COM                 com           458140100     302,674  15,822    sh              sole          sole
I SHARES MSCI E.M.I.F.         msci          464287234     276,688   2,375    sh              sole          sole
I SHARES BARRA S&P 500 GROWTH  s&p           464287309     285,665   4,420    sh              sole          sole
ISHARES TR 7 10 YR TRES INDEX  7 10          464287440     201,493   2,425    sh              sole          sole
I SHARES RUSS MIDCAP VAL INDEX russ mcp val  464287473     361,481   2,360    sh              sole          sole
I SHARES MSCI EAFE VALUE INDEX msci val idx  464288877   1,303,510  17,577    sh              sole          sole
JOHN HANCOCK PATRIOT PREM DIV  com           41013Q101     602,337  65,973    sh              sole          sole
JOHNSON & JOHNSON              com           478160104   3,576,973  59,359    sh              sole          sole
LADENBURG THALMANN FIN SERV    com           50575Q102      70,088  26,250    sh              sole          sole
LOWE'S CO.                     com           548661107   1,611,217  51,166    sh              sole          sole
MEDTRONIC INC                  com           585055106   2,937,713  59,880    sh              sole          sole
MINNESOTA MINING & MANUFACT    com           88579Y101   3,625,228  47,432    sh              sole          sole
MORNINGSTAR LRG CAP GRWTH IND  lrg grw indx  464287119     554,109   8,530    sh              sole          sole
MOTOROLA INC COM               com           620076109   1,961,988 111,035    sh              sole          sole
NABORS INDUSTRIES INC          com           G6359F103   2,207,300  74,395    sh              sole          sole
NOVARTIS AG ADR                com           66987V109   1,837,753  33,640    sh              sole          sole
PEPSICO INC                    com           713448108   2,661,766  41,878    sh              sole          sole
PFIZER INC                     com           717081103     202,610   8,021    sh              sole          sole
PROCTER & GAMBLE CO COM        com           742718109     210,702   3,336    sh              sole          sole
PUTNAM PREMIER INCOME TRUST    sh ben int    746853100     298,599  45,311    sh              sole          sole
S&P HEALTHCARE INDEX           sbi health    81369Y209     607,214  18,045    sh              sole          sole
S&P TECHNOLOGY INDEX           sbi int-tech  81369y803   5,065,524 217,218    sh              sole          sole
TARGET                         com           87612E106   1,908,113  32,199    sh              sole          sole
WACHOVIA CORPORATION           com           929903102   3,475,857  63,140    sh              sole          sole
WAL-MART STORES                com           931142103   2,632,721  56,075    sh              sole          sole
WELLPOINT INC                  com           94973v107   3,325,505  41,005    sh              sole          sole
WELLS FARGO COMPANY            com           949746101   3,671,959 106,650    sh              sole          sole
ZIMMER HOLDINGS, INC           com           98956p102   1,761,154  20,620    sh              sole          sole